Chase Growth Fund
Schedule of Investments
at June 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.5%
	Auto/Auto Parts - 1.5%
1,050	O'Reilly Automotive, Inc. *	$1,003,065

	Biotechnology - 1.7%
3,208	Vertex Pharmaceuticals, Inc. *	1,128,927

	Brokerage - 2.0%
16,073	Interactive Brokers Group, Inc. - Class A	1,335,184

	Building - 4.0%
7,135	Comfort Systems USA, Inc.	1,171,567
3,166	Martin Marietta Materials, Inc.	1,461,711
		2,633,278
	Building Products - 3.4%
6,623	Eagle Materials Inc.	1,234,660
5,443	EMCOR Group, Inc.	1,005,757
		2,240,417
	Computer Hardware - 4.0%
13,723	Apple, Inc.	2,661,850

	Computer Software - 14.2%
23,326	DigitalOcean Holdings, Inc. *	936,306
10,561	Microsoft Corp.	3,596,443
9,775	Salesforce, Inc. *	2,065,066
12,466	SAP SE - ADR	1,705,473
5,093	Workday, Inc. *	1,150,458
		9,453,746
	Computer Software & Services - 2.8%
18,934	Amdocs Ltd. +	1,871,626

	Containers - 1.7%
47,194	Graphic Packaging Holding Co.	1,134,072

	Electrical Equipment - 2.8%
6,593	Generac Holdings Inc. *	983,214
34,873	Vertiv Holdings Co.	863,804
		1,847,018
	Engineering/Construction - 3.7%
8,003	Quanta Services, Inc.	1,572,189
9,681	Timken Co.	886,102
		2,458,291
	Finance/Information Services - 8.3%
10,531	Fiserv, Inc. *	1,328,486
6,496	FLEETCOR Technologies, Inc. *	1,631,016
10,709	Visa, Inc. - Class A	2,543,173
		5,502,675
	Financial Services - Diversified - 1.3%
9,224	FirstCash Holdings, Inc.	860,876

	Food - 3.6%
12,020	Lamb Weston Holdings, Inc.	1,381,699
23,177	US Foods Holding Corp. *	1,019,788
		2,401,487
	Footwear - 2.0%
2,540	Deckers Outdoor Corp. *	1,340,257

	Health Care Services - 3.7%
15,081	Ensign Group, Inc.	1,439,632
4,341	Medpace Holdings, Inc. *	1,042,578
		2,482,210
	Hospitals - 1.6%
23,641	Surgery Partners, Inc. *	1,063,609

	Industrial Distributors - 4.1%
3,459	W. W. Grainger, Inc.	2,727,733

	Insurance - Property/Casualty/Title - 1.5%
13,797	Arch Capital Group, Ltd. *+	1,032,706

	Internet Retail - 6.0%
16,038	Amazon.com, Inc. *	2,090,714
714	Booking Holdings Inc. *	1,928,035
		4,018,749
	Internet Software & Services - 3.1%
16,971	Alphabet, Inc. - Class A *	2,031,429

	Railroad - 1.4%
11,381	Canadian Pacific Kansas City Ltd. +	919,243

	Restaurants - 1.4%
8,308	Texas Roadhouse, Inc.	932,822

	Retail - Discount - 2.0%
15,713	TJX Companies, Inc.	1,332,305

	Semiconductors - 7.9%
1,313	Broadcom Inc.	1,138,936
9,661	NVIDIA Corp.	4,086,796
		5,225,732
	Shipping - 1.5%
13,150	Kirby Corp. *	1,011,893

	Steel - 2.3%
31,320	Howmet Aerospace, Inc.	1,552,219

	Wireless Telecommunication - 3.0%
90,974	America Movil, S.A.B. de C.V. - ADR	1,968,677

	TOTAL COMMON STOCKS (Cost $48,397,278)	64,172,096

	MONEY MARKET FUND - 3.5%
2,305,856	Invesco STIT Treasury Portfolio - Institutional Class, 5.03% #	2,305,856
	TOTAL MONEY MARKET FUND (Cost $2,305,856)	2,305,856
	Total Investments in Securities (Cost $50,703,134) - 100.0%	66,477,952
	Liabilities in Excess of Other Assets - (0.0)%	(28,505)
	NET ASSETS - 100.0%	$66,449,447

ADR	American Depository Receipt
*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Rate shown is the 7-day annualized yield as of June 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Growth Fund
Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$4,000,106	$-	$-	$4,000,106
Consumer Discretionary	8,627,198	-	-	8,627,198
Consumer Staples	2,401,487	-	-	2,401,487
Financials	8,731,440	-	-	8,731,440
Health Care	4,674,746	-	-	4,674,746
Industrials	12,693,722	-	-	12,693,722
Materials	3,830,442	-	-	3,830,442
Technology	19,212,955	-	-	19,212,955
Total Common Stocks	64,172,096	-	-	64,172,096
Money Market Fund	2,305,856	-	-	2,305,856
Total Investments in Securities	$66,477,952	$-	$-	$66,477,952

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.